STEINROE VARIABLE INVESTMENT TRUST
                              Liberty Small Company Growth Fund, Variable Series
                                    Stein Roe Growth Stock Fund, Variable Series
                                  Liberty Asset Allocation Fund, Variable Series
                                Liberty Federal Securities Fund, Variable Series
                                      Liberty Money Market Fund, Variable Series


                               Supplement to Prospectuses and
                            Statement of Additional Information
                                       Dated May 1, 2003


On October 13, 2003, Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

                                                              September 30, 2003